Income Taxes - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Unrecognized Tax Benefits		¥ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		¥ 0
CHINA
Income tax rate	25.00%	25.00%
Net operating loss carried forward		¥ 241,152		$ 36,958	¥ 210,376
Operating Loss Carryforwards, Expiration Term			5 years
CHINA | High and New Technology Enterprise [Member]
Income tax rate	15.00%	15.00%
Operating Loss Carryforwards, Expiration Term			10 years
UNITED STATES
Income tax rate		21.00%
State income tax rate		8.80%
HONG KONG
Income tax rate		16.50%